Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Debt	Note 11. DebtNote 11. DebtNote 11. DebtNote 11. Debt
Note 11. Debt
The Company, through its subsidiaries, has entered into various credit facilities and loan agreements. The principal balances payable under all credit facilities are as follows:

(dollars in thousands)	December 31, 2025	December 31, 2024	Interest rate	Maturity date
GREC Entity HoldCo LLC	$—	$56,049	Daily SOFR + 1.85%	June 30, 2026
Midway III Manager LLC	—	13,260	3 mo. SOFR + 1.73%	October 31, 2025
Trillium Manager LLC	62,975	65,758	Daily SOFR + 2.10%	June 9, 2027
Greenbacker Wind Holdings II LLC	64,414	68,838	3 mo. SOFR + 2.15%	December 31, 2027
Conic Manager LLC	21,076	22,308	3 mo. SOFR + 1.75%	October 31, 2027
Turquoise Manager LLC	—	30,252	3 mo. SOFR + 1.35%	December 23, 2027
Greenbacker Renewable Energy Corporation (Premium financing agreement)	1,699	2,012	7.15%	April 30, 2026
ECA Finco I, LLC	—	17,398	3 mo. SOFR + 2.60%	February 25, 2028
Gemstone 2025 Manager LLC	52,502	—	3 mo. SOFR + 2.25%	February 25, 2028
GB Solar TE 2020 Manager LLC	13,688	17,330	Daily SOFR + 2.10%	December 31, 2027
Sego Lily Solar Manager LLC	121,488	127,829	3 mo. SOFR + 1.53%	June 30, 2028
Celadon Manager LLC	—	72,853	Daily SOFR + 1.60%	February 18, 2029
GRP II Borealis Solar LLC	38,752	39,429	Daily Compounded SOFR + 2.26%	June 30, 2027
Ponderosa Manager LLC	85,363	87,803	3 mo. SOFR + 1.40%	October 4, 2029
PRC Nemasket LLC	37,486	39,630	Daily SOFR + 1.25%	November 1, 2029
GREC Holdings 1 LLC	67,600	129,594	1 mo. SOFR + 1.85% - 2.10%	November 29, 2027
Dogwood GB Manager LLC	—	58,725	1 mo. SOFR + 1.73%	March 29, 2030
GREC Warehouse Holdings I LLC	89,179	102,334	3 mo. SOFR + 2.28%	March 30, 2027
Cider Solar Construction Owner LLC	81,000	81,000	12.25% - 14.00%	July 30, 2028
Cider Solar AcquisitionCo LLC(1)	485,645	1,539	Various	Various
Pemaquid Manager LLC	75,745	76,915	Daily SOFR + 1.85%	November 13, 2029
Total debt	$1,298,612	$1,110,856
Less: Total unamortized discount and deferred financing costs	(26,785)	(20,301)
Less: Current portion of long-term debt(2)	(24,056)	(88,901)
Total long-term debt, net	$1,247,771	$1,001,654
__________________
(1)Cider Solar AcquisitionCo LLC has construction and ITC bridge loan facilities, with the option to convert the construction loans into Tranche A or Tranche B term loans, which bear interest at daily SOFR plus an applicable margin subject to the interest rates disclosed in the loan agreement. See below for further details.
(2)Adjusted for $4.5 million and $6.3 million of unamortized debt discount and deferred financing costs pertaining to current portion of long-term debt of $28.6 million and $95.2 million as of December 31, 2025 and December 31, 2024, respectively.
GREC Entity HoldCo
On November 25, 2021, GREC Entity HoldCo converted its loan to a term loan maturing June 20, 2025. The loan bore interest at daily SOFR plus 1.85%. During the first quarter of 2025, the Company entered into a membership interest purchase agreement to sell certain consolidated subsidiaries of GREC Entity HoldCo to an unrelated clean energy company. The transaction closed on June 5, 2025 for $46.1 million, and the Company utilized the proceeds to repay $32.5 million of existing debt. On June 18, 2025, the Company amended the loan to extend the maturity date to June 30, 2026 for the remaining principal balance outstanding. The Company accounted for the amendment as a debt modification under ASC 470-50.
On December 17, 2025, the Company entered into and executed a separate membership interest purchase agreement to sell the remaining consolidated subsidiaries of GREC Entity HoldCo. In conjunction with the membership interest purchase agreement, the Company repaid the $20.4 million remaining debt. Refer to Note 3. Acquisitions and Divestitures for additional details.
Midway III Manager LLC
The Midway III Manager LLC term loan bore interest at three-month SOFR plus 1.73%. Quarterly principal and interest payments were required through the original September 28, 2025 maturity date. On September 23, 2025, the Company entered into an amendment extending the maturity date to October 31, 2025. The amendment was accounted for as a modification under ASC 470-50. Subsequently, on October 31, 2025, in connection with a broader refinancing strategy, the Company repaid all outstanding principal and interest in full for this facility. The facility was fully extinguished and the balance was consolidated, together with the Turquoise Manager LLC and ECA Finco I, LLC facilities, into a new financing arrangement at Gemstone 2025 Manager LLC.
Greenbacker Wind Holdings II LLC
On November 20, 2020, Greenbacker Wind Holdings II LLC entered into a long-term financing agreement, followed by an amended and restated financing agreement on February 19, 2021. The loan bears interest at three-month SOFR plus a margin of 2.03% through December 30, 2025 and 2.15% thereafter. Quarterly principal and interest payments are required through the maturity date, which was originally December 31, 2026. On December 29, 2025, the maturity date was extended to December 31, 2027. All other material terms remained unchanged. The amendment was accounted for as a modification.
Conic Manager LLC
The Conic Manager LLC term loan bears interest at three-month SOFR plus 1.75%. Quarterly principal and interest payments are required through the maturity date, which was originally August 8, 2026. On October 29, 2025, the Company amended the loan to extend the maturity date to October 31, 2027. The amendment required an amendment fee of $0.1 million. No other significant terms changed. This amendment was accounted for as a modification.
Turquoise Manager LLC
On February 12, 2020, Turquoise Manager LLC entered into a financing agreement for a construction loan facility, an ITC bridge loan facility, and a term loan facility. On December 23, 2020, the term loan conversion occurred, at which time ITC bridge loan was repaid and the construction loan was converted into a term loan. The term loan bore interest at three-month SOFR plus 1.35% through the fifth anniversary of the term conversion and 1.48% per annum thereafter through the maturity date, December 23, 2027. Principal and interest payments were made on the last day of each three-month period.
On October 31, 2025, the Company repaid all outstanding principal, interest, and letter-of-credit fees in full as part of a refinancing transaction. The facility was extinguished and consolidated, together with the Midway III Manager LLC and ECA Finco I LLC facilities, into the Gemstone 2025 Manager LLC structure.
Greenbacker Renewable Energy Corporation (Premium financing agreement)
On August 1, 2025, the Company entered into a premium financing arrangement with a lender to finance a prepaid insurance policy for certain projects. Under the agreement, the Company financed $4.2 million of premiums at a 7.15% annual interest rate. Total monthly payments of $0.4 million, including interest and principal, are due in nine monthly installments, from August 1, 2025 through April 30, 2026.
On August 8, 2024, the Company entered into a premium financing arrangement with a lender to finance multiple insurance policies. Under the agreement, the Company financed $4.7 million of certain premiums at a 6.78% annual interest rate. Total monthly payments of $0.5 million, including interest and principal, were due in nine monthly installments, from August 30, 2024 through April 30, 2025, as of which date the premium financing was fully repaid.
ECA Finco I, LLC
On February 25, 2021, ECA Finco I, LLC's bridge loan converted to a term loan. The loan bore interest at three-month SOFR plus 2.35% per annum until February 25, 2025 and 2.60% per annum thereafter through the maturity date of February 25, 2028. Principal and interest payments were made on the last day of each three-month period.
On October 31, 2025, the Company repaid all outstanding principal, interest, and letter-of-credit fees in full in connection with a broader refinancing strategy. The facility was extinguished and consolidated, together with the Midway III Manager LLC and Turquoise Manager LLC facilities, into the Gemstone 2025 Manager LLC facility.
GB Solar TE 2020 Manager LLC
On October 30, 2020, GB Solar TE 2020 Manager LLC entered into a loan agreement with commitments up to $19.6 million. The loan bears interest at daily SOFR plus 1.98%, increasing to 2.10% on October 30, 2024 and subsequently increasing by 0.13% on every fourth anniversary thereafter. Quarterly principal and interest payments are required through the maturity date, which was originally October 30, 2026. On November 12, 2025, the Company amended the agreement to extend the maturity date to December 31, 2027. The Company was required to make a principal payment of $2.9 million as per the terms of the amendment. The amendment was accounted for as a modification.
Celadon Manager LLC
On February 18, 2022, Celadon Manager LLC entered into a syndicated loan agreement with a maximum commitment of $71.0 million. The loan bore interest at daily SOFR plus 1.60% through the fifth anniversary of the closing date, 1.63% after the fifth anniversary of the closing date, and increasing by 0.13% for each successive fifth anniversary thereafter. The loan required quarterly interest-only payments through the fifth anniversary of the closing date and quarterly principal amortization thereafter through the original maturity of February 18, 2029.
On December 17, 2025, in connection with the sale of the membership interests in Celadon Manager LLC, the buyer repaid all outstanding principal and interest in full on behalf of the Company, extinguishing the facility. Refer to Note 3. Acquisitions and Divestitures for further details.
PRC Nemasket LLC
On November 1, 2022, PRC Nemasket LLC entered into a financing agreement providing a term loan up to $45.0 million and letters of credit up to $2.5 million. The term loan requires quarterly principal installments through the maturity date of November 1, 2029 and bears interest at daily SOFR plus 1.25%, increasing to 1.38% after the fourth anniversary of the closing date and by 0.13% on each subsequent fourth anniversary.
Dogwood GB Manager LLC
On March 29, 2023, Dogwood GB Manager LLC entered into a syndicated loan agreement providing up to $47.1 million, later amended on May 30, 2023 to $90.6 million and subsequently reduced on January 23, 2024 to $58.7 million. The loan bore interest at one-month SOFR plus a 0.10% adjustment and a margin of 1.63% through the fourth anniversary of the closing date, increasing to 1.75% thereafter and by 0.13% on each subsequent fourth anniversary. Quarterly interest payments were required through the fifth anniversary, followed by principal amortization through the original maturity date of March 29, 2030.
On December 17, 2025, in connection with the sale of the membership interest in Dogwood GB Manager LLC, the buyer repaid all outstanding principal and interest in full on behalf of the Company, extinguishing the facility. Refer to Note 3. Acquisitions and Divestitures for further details.
GREC Warehouse Holdings I LLC
GREC Warehouse Holdings I LLC maintains a revolving credit facility bearing interest at three-month SOFR plus 2.03% through the second anniversary of the closing date, August 11, 2025, and 2.28% thereafter through the maturity date, which was originally August 11, 2026. On November 7, 2025, the Company executed an amendment extending the maturity date to March 30, 2027. The amendment was accounted for as a modification.
Cider Solar Construction Owner LLC
On July 30, 2024, the Company entered into an $81.0 million syndicated loan agreement bearing interest at 9.75% through January 30, 2025 and 12.25% thereafter. Quarterly interest payments are required through the maturity date of July 30, 2028. The Company may prepay the loan, subject to the payment of a prepayment premium calculated using a 22.50% factor applied to aggregate borrowings, reduced by certain cumulative interest and fee payments.
On December 24, 2025, the Company amended the loan. Under the amendment, the interest rate will increase to 14.00% as of April 1, 2026 if outstanding principal exceeds $30.0 million at that date. The Company is also required to pay a $1.7 million fee on February 28, 2026. This fee will offset future prepayment premiums or reduce outstanding obligations if no premium is due. The amendment was accounted for as a modification.
On October 24, 2024, the Company entered into a syndicated loan agreement with commitments totaling $870.0 million, consisting of a $417.8 million ITC bridge loan commitment, a $372.6 million construction loan commitment, and a $79.5 million letter of credit commitment. The construction and ITC bridge loan commitments have an availability period through October 24, 2027, upon which date, the Company has the obligation to repay all amounts borrowed under the ITC bridge loan. The ITC bridge loan bore interest at daily SOFR plus 2.25% until the tax equity execution date, which was December 24, 2025, and subsequently decreased to 1.63%. The construction loan bears interest at daily SOFR plus 1.50% through the term conversion date, at which time, the construction loan can be repaid or converted into either or both Tranche A and/or Tranche B term loans. The Tranche A term loan will bear interest at daily SOFR plus a margin of 1.88% until but excluding the third anniversary of the term conversion date. Thereafter, the Tranche A term loan will bear interest at daily SOFR plus a margin of 2.00% until the Tranche A term loan maturity date, which is the fifth anniversary of the term conversion date. The Tranche B Term Loan will bear interest at daily SOFR plus a margin of 2.13% until but excluding the third anniversary of the term conversion date. Thereafter, the Tranche B term loan will bear interest at daily SOFR plus a margin of 2.25% until the Tranche B term loan maturity date, which is the tenth anniversary of the term conversion date.
On December 24, 2025, the Company amended the agreement to reduce aggregate commitments to $852.0 million, consisting of a $399.6 million ITC bridge loan commitment, a $372.4 million construction loan commitment, and an $80.0 million letter of credit commitment. The amendment was accounted for as a modification.
Gemstone 2025 Manager LLC
On October 31, 2025, Gemstone 2025 Manager LLC entered into a new financing agreement consolidating the Midway III Manager LLC, Turquoise Manager LLC, and ECA Finco I, LLC term loan facilities into a single borrowing structure. The new facility provides $52.5 million of principal, all drawn October 31, 2025, bearing interest at three-month SOFR plus 2.25%, and maturing on February 25, 2028. The Company paid an upfront fee of $0.3 million and legal fees of $0.4 million on behalf of the lender, which were recorded as a debt discount. Third-party transaction costs were expensed as incurred. The refinancing was accounted for as a modification with a partial extinguishment under ASC 470-50.
The following table shows the components of Interest income (expense), net on the Consolidated Statements of Operations:

	Year ended December 31,
(in thousands)	2025	2024	2023
Loan interest(1)	$56,144	$48,815	$54,615
Commitment / letter of credit fees	7,841	3,998	2,986
Amortization of deferred financing fees and discount	11,943	6,261	6,690
Interest on sale-leasebacks(2)	18,221	21,636	—
Loss (gain) on interest rate swaps, net(3)	(5,485)	(1,356)	(2,428)
Change in fair value of interest rate swaps, net(3)	26,223	(44,748)	(17,763)
Interest capitalized	(33,349)	(23,651)	(23,378)
Total(4)	$81,538	$10,955	$20,722
__________________
(1)Includes interest rate swap settlements of $18.3 million, $27.9 million, and $26.7 million as a reduction of loan interest for the years ended December 31, 2025, 2024 and 2023, respectively. Refer to Note 12. Derivative Instruments for additional information.
(2)Refer to Other Financing Arrangements for further discussion on the financing obligations and the deferred ITC gain related to the sale-leaseback arrangements.
(3)Refer to Note 12. Derivative Instruments for additional information on the Company’s interest rate swaps.
(4)Total interest expense excludes $1.6 million, $2.1 million and $0.4 million of interest income on cash accounts for the years ended December 31, 2025, 2024 and 2023, respectively, and an immaterial amount, $1.2 million, and nil of interest income on non-bank deposits for the years ended December 31, 2025, 2024 and 2023, respectively.
The principal payments due on the Company’s borrowings for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Principal Payments
2026	$28,610
2027	482,890
2028	255,344
2029	189,119
2030	11,186
Thereafter	331,463
Total	$1,298,612
Other Financing Arrangements
In November 2023, December 2023 and February 2024, the Company, through its various wholly owned subsidiaries, entered into three sale-leaseback arrangements related to certain wind assets with initial lease terms of 9.3 years, 20.0 years and 20.0 years, respectively. The 2023 arrangements resulted in total cash proceeds of $241.0 million, which were utilized to pay down $132.6 million of existing debt and $1.0 million in transaction costs. The
2024 arrangement resulted in total cash proceeds of $111.5 million, which were utilized to pay down $32.9 million of existing debt and $0.4 million in transaction costs. Under the lease agreements, the Company is required to make total lease payments of $158.6 million and $87.4 million over the respective lease terms for the 2023 and 2024 arrangements, respectively. The transactions did not qualify for sale accounting and were treated as financing arrangements. As a result, the Company recorded sale-leaseback financing and deferred ITC gain liabilities. In connection with the transactions, the Company also incurred origination costs of $1.7 million and $0.9 million, for the 2023 and 2024 arrangements, respectively, which were recorded as offsets to the related failed sale-leaseback financing liabilities. In accordance with these lease agreements, the Company has early buyout options in December 2029 and December 2033. The buyout price is defined as the fair market value of the applicable project at the buyout date, or an amount set forth in the lease agreement, whichever is greater. As part of each arrangement, the Company operates and earns revenues from the facility throughout the lease term, while the lessor is entitled to all available tax credits. As part of the sale-leaseback transaction, the Company entered into a tax indemnity agreement, and as part of the agreement, with respect to the leased assets, the lessor holds indemnification rights related to a disallowance or reduction of assumed tax deductions and tax credits. Refer to Note 2. Significant Accounting Policies for further details on the Company’s accounting policies related to sale-leaseback transactions.
The following table shows the components of Current portion of failed sale-leaseback financing and deferred ITC gain and Failed sale-leaseback financing and deferred ITC gain, net of current portion recorded related to these transactions on the Consolidated Balance Sheets for the periods indicated:

(in thousands)	December 31, 2025	December 31, 2024
Failed sale-leaseback financing, current	$13,390	$13,127
ITC gains, current	32,952	32,951
Less: origination costs, current	211	210
Current portion of failed sale-leaseback financing and deferred ITC gain	$46,131	$45,868
Failed sale-leaseback financing, net of current portion	$109,576	$111,238
ITC gains, net of current portion	66,132	92,802
Less: origination costs, net of current portion	2,221	2,439
Failed sale-leaseback financing and deferred ITC gain, net of current portion	$173,487	$201,601
The following table shows the components of interest on sale-leasebacks included within Interest income (expense), net on the Consolidated Statements of Operations for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
Financing interest	$11,728	$13,888	$—
ITC interest	6,282	7,549	—
Amortization of loan origination cost	211	197	—
Total	$18,221	$21,634	$—
The calculation of interest expense is based on imputed interest rates within each arrangement for the financing obligations ranging between 7.2% and 11.5% and the IBR within each arrangement for the deferred ITC gain ranging between 4.5% and 5.6%.
For the years ended December 31, 2025 and 2024, the Company recognized $33.0 million and $22.8 million, respectively, of income related to the deferred income from the transfer of tax credits related to the Company’s sale leaseback financings, which is recorded to Income from sale-leaseback transfer of tax benefits on the Consolidated Statements of Operations. There was no such income recorded in the year ended December 31, 2023.
The future payments on failed sale-leaseback financing arrangements, inclusive of the repurchase price, for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Future Payments
2026	$13,390
2027	13,572
2028	13,580
2029	13,648
2030	13,773
Thereafter	167,965
Total lease payments	235,928
Less: Imputed interest	(112,963)
Less: Origination costs	(2,431)
Present value of lease payments	$120,534
Note 11. Debt
Note 8. Debt
The Company, through its subsidiaries, has entered into various credit facilities and loan agreements. The principal balances payable under all credit facilities are as follows:

(dollars in thousands)	June 30, 2026	December 31, 2025	Interest rate	Maturity date
Trillium Manager LLC	61,614	62,975	Daily SOFR + 2.10%	December 9, 2027
Greenbacker Wind Holdings II LLC	62,708	64,414	3 mo. SOFR + 2.15%	December 31, 2027
Conic Manager LLC	20,734	21,076	3 mo. SOFR + 1.75%	October 31, 2027
Greenbacker Renewable Energy Corporation (Premium financing agreement)	349	1,699	7.15%	January 3, 2027
Gemstone 2025 Manager LLC	51,860	52,502	3 mo. SOFR + 2.25%	February 25, 2028
GB Solar TE 2020 Manager LLC	13,406	13,688	Daily SOFR + 2.10%	December 31, 2027
Sego Lily Solar Manager LLC	118,347	121,488	3 mo. SOFR + 1.53%	June 30, 2028
GRP II Borealis Solar LLC	38,184	38,752	Daily Compounded SOFR + 2.50%	June 30, 2029
Ponderosa Manager LLC	85,363	85,363	3 mo. SOFR + 1.40%	October 4, 2029
PRC Nemasket LLC	34,797	37,486	Daily SOFR + 1.25%	November 1, 2029
GREC Holdings 1 LLC	62,600	67,600	1 mo. SOFR + 1.85% - 2.10%	November 29, 2027
GREC Warehouse Holdings I LLC	79,906	89,179	3 mo. SOFR + 2.28%	August 20, 2027
Cider Solar Construction Owner LLC	—	81,000	12.25% - 14.00%	July 30, 2028
Cider Solar Manager LLC(1)	666,078	485,645	Various	Various
Pemaquid Manager LLC	74,459	75,745	Daily SOFR + 1.85%	November 13, 2029
Total debt	$1,370,405	$1,298,612
Less: Total unamortized discount and deferred financing costs	(25,103)	(26,785)
Less: Current portion of long-term debt(2)	(25,125)	(24,056)
Total long-term debt, net	$1,320,177	$1,247,771
__________________
(1)Cider Solar Manager LLC (and Cider Solar AcquisitionCo LLC as co-borrower) has construction and ITC bridge loan facilities, with the option to convert the construction loans into Tranche A or Tranche B term loans, which bear interest at daily SOFR plus an applicable margin subject to the interest rates disclosed in the loan agreement. See below for further details.
(2)Adjusted for $5.4 million and $4.5 million of unamortized debt discount and deferred financing costs pertaining to current portion of long-term debt of $30.5 million and $28.6 million as of June 30, 2026 and December 31, 2025, respectively.
During the six months ended June 30, 2026, the Company entered into new or modified existing debt facilities as noted below:
Trillium Manager LLC
On June 9, 2020, Trillium Manager LLC entered into a loan agreement which provided for certain construction, revolving, and term loans in an amount not to exceed $100.0 million. The revolving loans were available until the borrowing base availability end date, defined as two years after the closing date of June 9, 2020, after which all outstanding revolving loans converted into a term loan. The term loan bears interest at a rate of daily simple SOFR plus an applicable margin, which was 1.98% per annum through the fourth anniversary of the closing date, and 2.10% per annum after the fourth anniversary of the closing date, increasing by 0.13% for each fourth anniversary thereafter. Principal and interest payments are made on the last day of each three-month period through the scheduled maturity date. On June 8, 2026, the Company amended the loan agreement to extend the maturity date from June 9, 2027 to December 9, 2027. In addition, Trillium Manager LLC is party to several letter of credit facility agreements, not to exceed $5.0 million.
Greenbacker Renewable Energy Corporation (Premium financing agreement)
The Company enters into certain insurance premium financing agreements, which are individually immaterial, with a lender in order to finance prepaid insurance policies for certain projects. As of June 30, 2026, the Company had one of these agreements outstanding that was entered into on May 5, 2026. Under the agreement, the Company financed $0.6 million of premiums at a 7.15% annual interest rate. Quarterly payments of $0.2 million, including interest and principal, are due in three installments, from July 3, 2026 through January 3, 2027.
GRP II Borealis Solar LLC
GRP II Borealis Solar LLC is party to an amended and restated financing agreement syndicated with various lenders who agreed to provide a term loan in an amount not to exceed $60.0 million. The term loan bears interest at daily compounded SOFR plus an applicable margin. On July 30, 2026, GRP II Borealis LLC entered into an omnibus amendment to its financing agreement that, among other changes, increased the applicable margin on SOFR borrowings to 2.50% and extended the scheduled term loan maturity date from June 30, 2027 to June 30, 2029. Refer to Note 18. Subsequent Events.
GREC Warehouse Holdings I LLC
GREC Warehouse Holdings I LLC maintains a revolving credit facility bearing interest at three-month SOFR plus 2.03% through August 11, 2025, and 2.28% thereafter through the original maturity date of August 11, 2026. On November 7, 2025, the Company amended the facility to extend the maturity date to March 30, 2027, which was accounted for as a modification. On April 29, 2026, the facility was further amended to extend the maturity date to June 30, 2027 and reduce lender commitments to $110.0 million for revolving loans and $15.0 million for letters of credit. On August 7, 2026, the Company executed an additional amendment extending the maturity date to August 20, 2027. Refer to Note 18. Subsequent Events.
Cider Solar Construction Owner LLC
On July 30, 2024, the Company entered into an $81.0 million syndicated loan agreement bearing interest at 9.75% through January 30, 2025 and 12.25% thereafter. Quarterly interest payments were required through the maturity date of July 30, 2028. The Company could prepay the loan, subject to the payment of a prepayment premium calculated using a 22.50% factor applied to aggregate borrowings, reduced by certain cumulative interest and fee payments. On December 24, 2025, the Company amended the loan, pursuant to which the interest rate increased to 14.00% as of April 1, 2026. The Company paid a required fee of $1.7 million on February 28, 2026 which offset future prepayment premiums and reduced outstanding obligations. The amendment was accounted for as a modification. On April 13, 2026, Cider Solar Construction Owner LLC paid an aggregate payoff amount of approximately $80.2 million, consisting of $81.0 million of outstanding principal plus accrued interest through the payoff date, net of the return of unaccrued fees, resulting in the full repayment and termination of the loan. Upon receipt of the payoff, all commitments under the loan agreement were terminated and all related liens on the related project assets were released. The Company recorded a loss of $3.6 million on the debt extinguishment, which is presented within Other income (expense), net on the Consolidated Statements of Operations for the three and six months ended June 30, 2026.
The following table shows the components of Interest expense, net on the Consolidated Statements of Operations:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Loan interest(1)	$14,282	$12,573	$29,568	$24,228
Commitment / letter of credit fees	885	1,927	3,047	4,163
Amortization of deferred financing fees and discount	2,833	3,002	6,085	5,965
Interest on sale-leasebacks(2)	4,201	4,640	8,392	9,160
Loss (gain) on interest rate swaps, net(3)	—	(659)	42	(659)
Change in fair value of interest rate swaps, net(3)	(6,542)	12,381	(7,187)	34,122
Interest capitalized	(11,169)	(7,491)	(23,176)	(13,667)
Total(4)	$4,490	$26,373	$16,771	$63,312
__________________
(1)Includes interest rate swap settlements of $2.8 million, $5.5 million, $5.5 million and $10.5 million presented as a reduction of loan interest for the three and six months ended June 30, 2026 and 2025, respectively. Refer to Note 9. Derivative Instruments for additional information.
(2)Refer to Other Financing Arrangements for further discussion on the financing obligations and the deferred ITC gain related to the sale-leaseback arrangements.
(3)Refer to Note 9. Derivative Instruments for additional information on the Company’s interest rate swaps.
(4)Total interest expense excludes approximately $0.2 million, $0.5 million, $0.4 million and $0.8 million of interest income on cash accounts and non-bank deposits for the three and six months ended June 30, 2026 and 2025, respectively.
The principal payments due on the Company’s borrowings for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Principal Payments
2026-2027	$30,477
2027-2028	761,724
2028-2029	55,347
2029-2030	185,938
2030-2031	10,904
Thereafter	326,015
Total	$1,370,405
As of June 30, 2026, the fair value of the Company’s long-term debt approximated its carrying value of $1.4 billion. The Company did not have any events of default under its debt agreements.
Other Financing Arrangements
The Company is party to failed sale-leaseback arrangements that provide for the sale of certain assets to a third-party and simultaneous leaseback to the Company. The following table shows the components of Current portion of failed sale-leaseback financing and deferred ITC gain and Failed sale-leaseback financing and deferred ITC gain, net of current portion recorded related to these transactions on the Consolidated Balance Sheets for the periods indicated:

(in thousands)	June 30, 2026	December 31, 2025
Failed sale-leaseback financing, current	$13,510	$13,390
ITC gains, current	32,951	32,952
Less: origination costs, current	210	211
Current portion of failed sale-leaseback financing and deferred ITC gain	$46,251	$46,131

Failed sale-leaseback financing, net of current portion	$107,925	$109,576
ITC gains, net of current portion	58,395	66,132
Less: origination costs, net of current portion	2,116	2,221
Failed sale-leaseback financing and deferred ITC gain, net of current portion	$164,204	$173,487
The following table shows the components of interest on sale-leasebacks included within Interest expense, net on the Consolidated Statements of Operations for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Financing interest	$2,953	$2,982	$5,836	$5,893
ITC interest	1,195	1,553	2,450	3,162
Amortization of loan origination cost	52	105	105	105
Total	$4,200	$4,640	$8,391	$9,160
The calculation of interest expense is based on imputed interest rates within each arrangement for the financing obligations ranging between 7.2% and 11.5% and the IBR within each arrangement for the deferred ITC gain ranging between 4.5% and 5.6%.
For the six months ended June 30, 2026 and 2025, the Company recognized $10.2 million of income from the transfer of tax credits related to the Company’s sale leaseback financings, which is recorded to Income from sale-leaseback transfer of tax benefits in the Consolidated Statements of Operations.
The future payments on failed sale-leaseback financing arrangements, inclusive of the repurchase price, for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Future Payments
2026-2027	$13,510
2027-2028	13,611
2028-2029	13,584
2029-2030	13,708
2030-2031	13,834
Thereafter	160,314
Total lease payments	228,561
Less: Imputed interest	(107,127)
Less: Origination costs	(2,326)
Present value of lease payments	$119,108
Note 8. DebtNote 8. DebtNote 8. Debt